Inventories	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Inventories
Inventories:

	December 31, 2018	December 31, 2017
Raw materials and consumables	$15,547	$8,663
Work-in-progress	10,034	4,694
Finished goods	1,460	2,440
Service inventory	2,270	1,495
	$29,311	$17,292

In 2018, the amount of raw materials and consumables, finished goods and work-in-progress recognized as cost of product and service revenues amounted to $39,647,000 (2017 - $55,342,000).
In 2018, the write-down of inventories to net realizable value amounted to $1,300,000 (2017 - $611,000) and the reversal of previously recorded write-downs amounted to $409,000 (2017 - $531,000), resulting in a net write-down of $891,000 (2017 - $80,000). Write-downs and reversals are included in either cost of product and service revenues, or research and product development expense, depending on the nature of inventory.